Fees Summary	Oct. 08, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,473,000
Previously Paid Amount	0.00
Total Fee Amount	302.15
Total Offset Amount	0.00
Net Fee	302.15
Narrative - Max Aggregate Offering Price	$ 3,473,000
Final Prospectus	true